Profit Sharing And 401(K) Plan	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Profit Sharing And 401(K) Plan
Profit Sharing and 401(k) Plan
The Company has a profit sharing plan that includes a salary reduction feature established under the Internal Revenue Code Section 401(k) covering substantially all coworkers. Company contributions to the profit sharing plan are made in cash and determined at the discretion of the Board of Directors. For the years ended December 31, 2012, 2011 and 2010, the amounts charged to expense for this plan totaled $14.6 million, $15.3 million and $10.4 million, respectively.